SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Significant Accounting Policies 1		$ 0
Significant Accounting Policies 2		0
Significant Accounting Policies 1	7,000
Significant Accounting Policies 2	$ 1
Significant Accounting Policies 3	31.00%
Significant Accounting Policies 4	49.00%
Significant Accounting Policies 5	51.00%